Investments accounted for using equity method (Details Textual) $ in Thousands, $ in Thousands, in Thousands		12 Months Ended
		Dec. 31, 2018 CLP ($) lb	Dec. 31, 2018 CLF ( ) lb	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Aug. 31, 2018 CLP ($)	Aug. 09, 2018 CLP ($)	Aug. 09, 2018 USD ($)	Jan. 29, 2018 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)	Jan. 07, 2016 CLP ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired		49.9589%				30.0004%	17.00%	17.00%	0.18%
Consideration transferred, acquisition-date fair value		$ 641,489				$ 361,560	$ 5,457,935	$ 8,500,000	$ 49,400,000			$ 118,092
Annual Beer Production Capacity In Hectoliters | lb		3,000,000	3,000,000
Commitments made by entity, related party transactions			200,000,000		$ 0
Other cash payments to acquire interests in joint ventures, classified as investing activities | $	[1]	$ 59,505,559		$ 49,312,890	$ 27,043,481
Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			144,740,179	93,643,761
Zona Franca Central Cervecera S.A.S. [Member] | CCU Inversiones ll Limitada [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired										50.00%	50.00%
Consideration transferred, acquisition-date fair value										$ 6,432	$ 10,204
Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			236,857,949	$ 153,149,320

[1]	Corresponds to payments of commited capital made between 2016 to 2018 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16 – Investments accounted using equity method). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1 – General information, letter E)).